UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6349

Name of Fund: Merrill Lynch Latin America Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Latin America Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments

Merrill Lynch Latin America Fund, Inc.

Consolidated Schedule of Investments as of February 28, 2005   (in U.S. dollars)

Country        Industry+                                        Shares Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Argentina -    Electric Utilities - 0.2%                            300,498  Central Costanera SA (e)                 $     449,400
1.3%           --------------------------------------------------------------------------------------------------------------------
               Oil - 1.1%                                            31,000  Tenaris SA (d)                               2,038,250
               --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Argentina             2,487,650
-----------------------------------------------------------------------------------------------------------------------------------
Brazil -       Apparel, Accessories & Luxury Goods - 0.0%        12,284,085  Empresa Nacional de Comercio Redito e
56.6%                                                                        Participacoes SA (e)                            52,278
               --------------------------------------------------------------------------------------------------------------------
               Auto Components - 0.5%                             7,725,296  Iochpe Maxion SA                               908,594
               --------------------------------------------------------------------------------------------------------------------
               Banks - 8.7%                                         200,000  Banco Bradesco SA (d)                        6,346,000
                                                                    112,000  Banco Itau Holding Financeira SA (d)         9,705,920
                                                                     26,100  Uniao de Bancos Brasileiros SA (d)             983,970
                                                                                                                      -------------
                                                                                                                         17,035,890
               --------------------------------------------------------------------------------------------------------------------
               Beverages & Tobacco - 2.6%                           167,000  Cia de Bebidas das Americas (d)              5,030,040
               --------------------------------------------------------------------------------------------------------------------
               Chemicals - 0.8%                                     377,000  Suzano Petroquimica SA                         901,387
                                                                 39,027,000  Ultrapar Participacoes SA                      650,765
                                                                                                                      -------------
                                                                                                                          1,552,152
               --------------------------------------------------------------------------------------------------------------------
               Cosmetics & Toiletries - 1.1%                         70,000  Natura Cosmeticos SA                         2,064,997
               --------------------------------------------------------------------------------------------------------------------
               Diversified Telecommunication Services - 3.7%        239,000  Tele Norte Leste Participacoes SA            4,743,476
                                                                     90,000  Telemar Norte Leste SA Class A               2,437,373
                                                                                                                      -------------
                                                                                                                          7,180,849
               --------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 2.1%                             64,000  CPFL Energia SA (d)(e)                       1,484,800
                                                                     76,000  Cia Energetica de Minas Gerais (d)           1,964,600
                                                                     18,210  Espirito Santo Centrais Eletricas SA           634,065
                                                                                                                      -------------
                                                                                                                          4,083,465
               --------------------------------------------------------------------------------------------------------------------
               Foods - 0.5%                                          47,000  Perdigao SA                                    983,913
               --------------------------------------------------------------------------------------------------------------------
               Footwear - 0.4%                                       64,000  Grendene SA (e)                                712,363
               --------------------------------------------------------------------------------------------------------------------
               Industrial Materials - 0.5%                          430,000  Marcopolo SA                                 1,064,706
               --------------------------------------------------------------------------------------------------------------------
               Insurance - 1.0%                                     202,000  Porto Seguro SA (e)                          1,914,692
               --------------------------------------------------------------------------------------------------------------------
               Machinery - 0.8%                                     516,000  Weg SA                                       1,497,243
               --------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 17.3%                            1,205,000  Caemi Mineracao e Metalurgica SA (e)         1,244,743
                                                                    207,000  Cia Siderurgica Nacional SA (d)              5,336,460
                                                                    744,000  Cia Vale do Rio Doce (d)(e)                 21,419,760
                                                                    216,000  Usinas Siderurgicas de Minas Gerais SA
                                                                             Class A                                      5,757,772
                                                                                                                      -------------
                                                                                                                         33,758,735
               --------------------------------------------------------------------------------------------------------------------
               Oil & Gas - 10.4%                                    467,000  Petroleo Brasileiro SA (d)                  20,364,100
               --------------------------------------------------------------------------------------------------------------------
               Paper - 1.3%                                         660,000  Klabin SA                                    1,284,380
                                                                    261,000  Suzano Bahia Sul Papel e Celulose SA         1,312,699
                                                                                                                      -------------
                                                                                                                          2,597,079
               --------------------------------------------------------------------------------------------------------------------
               Petrochemicals - 1.3%                             50,579,000  Braskem SA A Shares (e)                      2,563,439
               --------------------------------------------------------------------------------------------------------------------
               Public Thoroughfares - 0.8%                           79,000  Cia de Concessoes Rodoviarias                1,650,450
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Latin America Fund, Inc.

Consolidated Schedule of Investments as of February 28, 2005   (in U.S. dollars)

Country        Industry+                                        Shares Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Brazil         Specialty Stores - 0.4%                               31,100  Cia Brasileira de Distribuicao Grupo
(concluded)                                                                  Pao de Acucar (d)                        $     745,778
               --------------------------------------------------------------------------------------------------------------------
               Transportation - Road & Rail - 0.7%                   44,000  All America Latina Logistica SA              1,430,777
               --------------------------------------------------------------------------------------------------------------------
               Water - 0.5%                                          65,000  Companhia de Saneamento Basico do
                                                                             Estado de Sao Paulo (d)                        981,500
               --------------------------------------------------------------------------------------------------------------------
               Wireless Telecommunication Services - 1.2%        19,247,000  TIM Sul SA Class B                             699,140
                                                                     64,796  Tele Centro Oeste Celular
                                                                             Participacoes SA                               738,674
                                                                104,815,000  Tele Sudeste Celular Participacoes SA          216,950
                                                                 71,000,000  Telemig Celular Participacoes SA               217,004
                                                                        599  Telemig Celular SA                             252,369
                                                                         62  Telemig Celular SA Class G                       9,763
                                                                169,223,116  Tim Participacoes SA                           261,879
                                                                                                                      -------------
                                                                                                                          2,395,779
               --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Brazil              110,568,819
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 5.6%   Airlines - 0.9%                                       48,000  Lan Airlines SA (d)                          1,702,080
               --------------------------------------------------------------------------------------------------------------------
               Beverages - 0.3%                                      43,000  Embotelladora Andina SA Class B (d)            590,820
               --------------------------------------------------------------------------------------------------------------------
               Commercial Banks - 0.8%                               46,000  Banco Santander Chile SA (d)                 1,621,500
               --------------------------------------------------------------------------------------------------------------------
               Electric Utilities - 2.5%                            168,000  Empresa Nacional de Electricidad
                                                                             SA (d)                                       3,195,360
                                                                    209,000  Enersis SA (d)                               1,835,020
                                                                                                                      -------------
                                                                                                                          5,030,380
               --------------------------------------------------------------------------------------------------------------------
               Food Products - 0.5%                                 564,000  Centros Comerciales Sudamericanos SA           903,247
               --------------------------------------------------------------------------------------------------------------------
               Integrated Telecommunication Services - 0.6%          95,000  Cia de Telecomunicaciones de Chile
                                                                             SA (d)                                       1,128,600
               --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Chile                10,976,627
-----------------------------------------------------------------------------------------------------------------------------------
Mexico -       Airport Services - 0.8%                               51,000  Grupo Aeroportuario del Sureste SA de
32.5%                                                                        CV (d)                                       1,623,840
               --------------------------------------------------------------------------------------------------------------------
               Banks - 1.3%                                         365,000  Grupo Financiero Banorte SA de CV 'O'        2,526,955
               --------------------------------------------------------------------------------------------------------------------
               Beverages - 1.8%                                      57,000  Fomento Economico Mexicano SA de CV (d)      3,443,940
               --------------------------------------------------------------------------------------------------------------------
               Broadcasting & Cable Television - 3.2%                96,000  Grupo Televisa SA (d)                        6,187,200
               --------------------------------------------------------------------------------------------------------------------
               Building - Home Builders - 2.7%                    1,203,000  Corporacion GEO SA de CV Series B (e)        3,031,429
                                                                     75,000  Desarrolladora Homex SA de CV (d)(e)         2,088,750
                                                                                                                      -------------
                                                                                                                          5,120,179
               --------------------------------------------------------------------------------------------------------------------
               Construction & Engineering - 0.4%                  2,080,000  Empresas ICA Sociedad Controladora
                                                                             SA de CV (e)                                   868,249
               --------------------------------------------------------------------------------------------------------------------
               Construction Materials - 2.7%                        134,000  Cemex SA de CV (d)                           5,355,980
               --------------------------------------------------------------------------------------------------------------------
               Food Products - 0.4%                                 289,000  Grupo Bimbo SA de CV Series A                  836,378
               --------------------------------------------------------------------------------------------------------------------
               Industrial Conglomerates - 2.2%                      754,000  Alfa SA de CV                                4,248,653
               --------------------------------------------------------------------------------------------------------------------
               Integrated Telecommunication Services - 3.5%         176,000  Telefonos de Mexico SA de CV (d)             6,900,960
               --------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 1.0%                               333,000  Nuevo Grupo Mexico SA 'B'                    1,933,437
               --------------------------------------------------------------------------------------------------------------------
               Multiline Retail - 3.3%                               43,000  Grupo Elektra SA de CV                         372,169
                                                                     12,200  Grupo Elektra SA de CV (d)                     419,802
                                                                  1,516,000  Wal-Mart de Mexico SA de CV                  5,575,102
                                                                                                                      -------------
                                                                                                                          6,367,073
               --------------------------------------------------------------------------------------------------------------------
               Wireless Telecommunication Services - 9.2%           307,000  America Movil SA de CV (d)                  18,020,900
               --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Mexico               63,433,744
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Latin America Fund, Inc.

Consolidated Schedule of Investments as of February 28, 2005   (in U.S. dollars)

Country        Industry+                                        Shares Held  Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Peru - 0.6%    Metals & Mining - 0.6%                                53,000  Cia de Minas Buenaventura SA (d)         $   1,227,480
               --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Peru                  1,227,480
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela -    Construction Materials - 0.0%                        643,105  Sudamtex DE Venezuela (a)(c)(d)(e)                   6
0.5%           --------------------------------------------------------------------------------------------------------------------
               Integrated Telecommunication Services - 0.5%          46,000  Cia Anonima Nacional Telefonos de
                                                                             Venezuela - CANTV (d)                          961,400
               --------------------------------------------------------------------------------------------------------------------
               Metals & Mining - 0.0%                                27,350  International Briquettes Holding (e)                 0
               --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Venezuela               961,406
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Investments in Common Stocks
                                                                             (Cost - $124,832,166) - 97.1%              189,655,726
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 1.0%   Diversified Financial Services - 1.0%                 24,000  Genesis Chile Fund                           1,866,000
               --------------------------------------------------------------------------------------------------------------------
                                                                             Total Investments in Mutual Funds
                                                                             (Cost - $747,995) - 1.0%                     1,866,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Face
                                                                     Amount  Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.0%  Metals & Mining - 0.0%                         BRL 1,099,391  Cia Vale do Rio Doce (b)                             0
               --------------------------------------------------------------------------------------------------------------------
                                                                             Total Investments in Fixed Income
                                                                             Securities (Cost - $0) - 0.0%                        0
               --------------------------------------------------------------------------------------------------------------------

                                                                 Beneficial
                                                                   Interest  Short-Term Securities
               --------------------------------------------------------------------------------------------------------------------
                                                              USD 4,107,790  Merrill Lynch Liquidity Series, LLC
                                                                             Cash Sweep Series I (f)                      4,107,790
               --------------------------------------------------------------------------------------------------------------------
                                                                             Total Investments in Short-Term
                                                                             Securities (Cost - $4,107,790) - 2.1%        4,107,790
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Investments
                                                                             (Cost - $129,687,951*) - 100.2%            195,629,516

                                                                             Liabilities in Excess of Other
                                                                             Assets - (0.2%)                               (380,023)
                                                                                                                      -------------
                                                                             Net Assets - 100.0%                      $ 195,249,493
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 131,128,452
                                                                  =============
      Gross unrealized appreciation                               $  77,529,313
      Gross unrealized depreciation                                 (13,028,249)
                                                                  -------------
      Net unrealized appreciation                                 $  64,501,064
                                                                  =============

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Received through a bonus issue from Companhia Vale do Rio Doce. As of February 28, 2005, the bonds have not commenced trading and the coupon rate has not been determined. This security is a perpetual bond and has no definite maturity date.

Merrill Lynch Latin America Fund, Inc.

Consolidated Schedule of Investments as of February 28, 2005   (in U.S. dollars)

(c) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                         Net        Purchase      Sales    Realized     Dividend
      Affiliate       Activity        Cost         Cost      Gain        Income
      --------------------------------------------------------------------------
      Sudamtex de
      Venezuela           -            -             -         -            +
      --------------------------------------------------------------------------
      +     Non-income producing security.

(d)   Depositary Receipts.
(e)   Non-income producing security.
(f) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                  Net                   Interest
      Affiliate                                Activity                  Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                 $2,056,971                 $14,791
      --------------------------------------------------------------------------

      Currency Abbreviations

      BRL      Brazilian Real
      USD      United States Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Latin America Fund, Inc.


By: /s/Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Latin America Fund, Inc.

Date: April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Latin America Fund, Inc.

Date: April 22, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Latin America Fund, Inc.

Date: April 22, 2005